OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities

	As at December 31, 2019	As at December 31, 2018
Deposit on Pascua-Lama silver sale agreement[1,2]	$—	$811
Deposit on Pueblo Viejo gold and silver streaming agreement[1]	425	426
Long-term income tax payable	241	270
Derivative liabilities	—	—
Provision for offsite remediation	52	57
Other	105	179
	$823	$1,743